EMPLOYEE BENEFITS - Change in plan assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accrued benefit obligations:
Net defined benefit liability (asset) at beginning of period	$ 25,486
Net defined benefit liability (asset) at end of period	24,585	$ 25,486
Present value of defined benefit obligation [member]
Accrued benefit obligations:
Net defined benefit liability (asset) at beginning of period	29,162	32,721
Acquisition of subsidiary	0	1,055
Interest cost	1,015	579
Service cost	610	553
Assumption changes	561	(5,043)
Transfers and benefits paid	(2,590)	(2,111)
Foreign exchange	(376)	1,408
Net defined benefit liability (asset) at end of period	28,382	29,162
Plan assets [member]
Accrued benefit obligations:
Net defined benefit liability (asset) at beginning of period	3,676	3,589
Interest cost	125	(170)
Company contributions	0	179
Foreign exchange	(4)	78
Net defined benefit liability (asset) at end of period	$ 3,797	$ 3,676